Schedule of Intangible Assets (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 37,091,484	$ 34,986,108	$ 27,992,798
Accumulated amortization	(4,898,626)	(2,956,609)	(1,369,350)
Total	32,192,858	32,029,499	26,623,448
Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		35,407,111
Accumulated amortization		(2,970,643)
Total		32,436,468
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	21,600,000	21,600,000	21,600,000
Software License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,144,798	1,144,798	1,144,798
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	11,495,963	9,388,065	5,248,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	786,608	787,304
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,064,115	2,065,941
Assembled Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 421,003